As filed with the Securities and Exchange Commission on May 29, 2009
                                     Investment Company Act File Number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Joseph Jerkovich
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30
Date of reporting period: March 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2009
(UNAUDITED)

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                           Maturity  Interest    Value               Standard
  Amount                                                                            Date      Rate     (Note 1)    Moody's  & Poor's
  ------                                                                            ----      ----      ------     -------  --------
Tax Exempt Commercial Paper (2.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000 Harris County, TX - Series C                                          06/05/09    0.55%  $ 2,250,000      P-1       A-1+
-----------                                                                                          -----------
  2,250,000 Total Tax Exempt Commercial Paper                                                          2,250,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (22.98%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000 Commonwealth of Puerto Rico TRAN - Series 2009A-4
            LOC KBC Bank, N.V.                                                    07/30/09    2.39%  $ 3,008,288     MIG-1     SP-1+
  3,000,000 Davis County, UT Board of Education of Davis School District,
            TAN - Series 2008                                                     06/30/09    1.78     3,008,866     MIG-1
  4,000,000 Linn County, IA General Fund Cash Flow Anticipation Notes
             - Series 2005A                                                       06/30/09    1.75     4,004,856     MIG-1
  2,000,000 Mequon-Thiensville School District, WI TRAN                           09/04/09    1.80     2,014,274     MIG-1
  1,500,000 State of Idaho, TAN - Series 2008                                     06/30/09    1.72     1,504,651     MIG-1     SP-1+
  3,000,000 State of Oregon Full Faith and Credit TAN -  2008 Series A            06/30/09    1.70     3,009,450     MIG-1     SP-1+
  5,312,610 Town of Hull, MA (High School and Jacobs School) BAN                  07/09/09    1.78     5,322,796               SP-1+
-----------                                                                                          -----------
 21,812,610 Total Tax Exempt General Obligation Notes & Bonds                                         21,873,181
-----------                                                                                          -----------

Variable Rate Demand Instruments (b) (94.16%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 City of Aurora, CO Cornerstar Metropolitan District - Series 2007
            LOC Compass Bank                                                      12/01/37    0.54%  $ 4,000,000                A-1
  3,000,000 City of Cohasset, MN RB
            (Minnesota Power & Light Company Project) - Series 1997A
            LOC LaSalle National Bank, N.A.                                       06/01/20    0.55     3,000,000                A-1+
  2,900,000 City of Santa Ana, CA Multi-Modal Interchangeable Rate Health
            Facility RB (Town and Country Manor Project) - Series 1990
            LOC KBC Bank, N.V.                                                    10/01/20    0.35     2,900,000                A-1
  3,000,000 City of Valdez, AK Marine Terminal Revenue Refunding Bonds
            (BP Pipelines (Alaska) Inc. Project) - Series 2003A                   06/01/37    0.30     3,000,000    VMIG-1      A-1+
  4,000,000 Colorado Educational and Cultural Facilities Authority RB
            (National Jewish Federation Bond Program) - Series D
            LOC JP Morgan Chase Bank, N.A.                                        10/01/38    0.50     4,000,000    VMIG-1
  3,000,000 Colorado Health Facilities Authority HRB
            (Boulder Community Hospital Project) - Series 2000
            LOC JP Morgan Chase Bank, N.A.                                        10/01/30    0.57     3,000,000    VMIG-1      A-1+
  5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
            (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
            LOC U.S. Bank, N.A.                                                   12/01/36    0.47     5,000,000    VMIG-1
  1,100,000 Commonwealth of Puerto Rico Public Improvement Refunding Bonds
            - Series 2007 A-6
            LOC Wachovia Bank, N.A.                                               07/01/34    0.27     1,100,000    VMIG-1      A-1+
  1,860,000 Connecticut Development Authority RB
            (Pierce Memorial Baptist Home, Inc. Project) - Series 1999
            LOC LaSalle National Bank, N.A.                                       10/01/28    0.35     1,860,000                A-1+
  2,000,000 Florida Housing Finance Corporation
            Multifamily Housing Revenue Refunding Bonds
            (Charleston Landing Apartments) - Series 2001 I-A
            Guaranteed by Federal Home Loan Mortgage Corporation                  07/01/31    0.55     2,000,000                A-1+
  2,250,000 Florida Housing Finance Corporation
            Multifamily Housing Revenue Refunding Bonds
            (Island Club Apartments) - Series 2001 J-A
            Guaranteed by Federal Home Loan Mortgage Corporation                  07/01/31    0.55     2,250,000                A-1+
  3,400,000 Illinois Development Finance Authority RB
            (Glenwood School For Boys) - Series 1998
            LOC Harris Trust & Savings Bank                                       02/01/33    0.60     3,400,000                A-1+
  2,975,000 Illinois Financial Authority RB
            (Riverside Health System) - Series 2004
            LOC JP Morgan Chase Bank, N.A.                                        11/15/29    0.47     2,975,000    VMIG-1      A-1+
  2,800,000 Iowa Higher Education Loan Authority Private College Facility RB
            (University of Dubuque Project) - Series 2007
            LOC Northern Trust Company                                            04/01/35    0.40     2,800,000                A-1+
  5,100,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 97-16 (Northwest Irvine)
            LOC State Street Bank & Trust Company                                 09/02/22    0.30     5,100,000    VMIG-1      A-1+
  6,000,000 Irvine Ranch Water District (Orange County, CA) - Series 1985
            LOC Landesbank Hessen Thuringen Girozentrale                          10/01/10    0.22     6,000,000                A-1+
    400,000 Jacksonville Health Facilities Authority Hospital RB
            (Baptist Medical Center Project) - Series 2003C
            LOC Bank of America, N.A.                                             08/15/33    0.35       400,000                A-1+
  1,115,000 Jefferson County, KY Industrial Building RB
            (Seven Counties Services, Inc. Project) - Series 1999A
            LOC Fifth Third Bank                                                  01/01/19    4.05     1,115,000      P-1       A-1+
  2,000,000 Marion County, FL IDA  Multifamily Housing Revenue Refunding Bonds
            (Chambrel at Pinecastle Project) - Series 2002
            Guaranteed by Federal National Mortgage Association                   11/15/32    0.55     2,000,000                A-1+
  1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH Hospital
            Facilities RB (Commuinity Memorial Hospital of Hicksville)-Series 2005
            LOC Fifth Third Bank                                                  12/01/37    3.90     1,500,000      P-1       A-1+
  6,000,000 Maryland Health and Higher Educational Facilities Authority RB
            (University of Maryland Medical System Issue) - Series 2007A
            LOC Wachovia Bank, N.A.                                               07/01/34    0.40     6,000,000    VMIG-1      A-1+
  1,625,000 Missouri State Health & Educational Facilities Authority RB
            (Ranken Technical College) - Series 2007
            LOC Northern Trust Company                                            11/15/31    0.40     1,625,000                A-1+
  5,000,000 Nassau County, NY IDA Civic Facility Refunding and Improvement RB
            (Cold Spring Harbor Laboratory Project) - Series 1999                 01/01/34    0.25     5,000,000                A-1+
  1,200,000 New Ulm, MN Hospital Facility RB
            (Health Central Systems Project) - Series 1985
            LOC Wells Fargo Bank, N.A.                                            08/01/14    0.50     1,200,000                A-1+
  1,400,000 Newport City,  KY League of Cities Funding Trust Lease Program RB
            - Series 2002
            LOC U.S. Bank, N.A.                                                   04/01/32    0.49     1,400,000    VMIG-1
  1,955,000 North Carolina Capital Facilities Finance Agency Capital Facilities RB
            (The Mental Health Association in North Carolina, Inc. Project)-Series 2007
            LOC Branch Banking & Trust Company                                    02/01/27    0.55     1,955,000      P-1       A-1+
  3,700,000 Palm Beach County, FL Educational Facilities Authority RB
            (Lynn University Project) - Series 2001
            LOC Bank of America, N.A.                                             11/01/21    0.55     3,700,000      P-1       A-1+
  1,000,000 St. Lucie County, FL Pollution Control Revenue Refunding Bonds
            (Florida Power & Light Company Project) - Series 2000                 09/01/28    0.37     1,000,000    VMIG-1      A-1
  4,200,000 Sublette County, WY Pollution Control RB (Exxon Project)-Series 1984  11/01/14    0.10     4,200,000      P-1       A-1+
    735,000 The New Canaan, CT Housing Authority RB
            (The Village at Waveny Care Center Project) - Series 2002
            LOC Bank of America, N.A.                                             01/01/22    0.35       735,000                A-1+
  2,505,000 The City of New York GO - Fiscal 2004 Series H Sub-series H-2
            LOC Bank of New York Mellon                                           03/01/34    0.35     2,505,000    VMIG-1      A-1+
  2,900,000 Turlock, CA Irrigation District COP's
            (Capital Improvement and Refunding Project) - Series 2001A
            LOC Societe General                                                   01/01/31    0.25     2,900,000                A-1+
-----------                                                                                          -----------
 89,620,000 Total Variable Rate Demand Instruments                                                    89,620,000
-----------                                                                                          -----------
            Total Investments (119.50%) (Cost $113,743,181*)                                         113,743,181
            Liabilities in excess of other assets (-19.50%)                                          (18,563,486)
                                                                                                     -----------
            Net Assets (100.00%), 95,181,698 shares outstanding                                      $95,179,695
                                                                                                     ===========
            Net Asset Value, offering and redemption price per share                                 $      1.00
                                                                                                     ===========

            * Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a level 2.

     The following table summarizes the inputs used to value the fund's net assets as of March 31, 2009:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     113,743,181
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 113,743,181
                                                   =============

For the period ended March 31,2009, there were no Level 1 or 3 investments.

KEY:
   BAN        =   Bond Anticipation Note                      LOC      =   Letter of Credit
   COP        =   Certificates of Participation               MHRRB    =   Multifamily Housing Revenue Refunding Bonds
   HFC        =   Housing Finance Corporation                 RB       =   Revenue Bond
   HRB        =   Hospital Revenue Bonds                      TAN      =   Tax Anticipation Notes
   IDA        =   Industrial Development Agency               TRAN     =   Tax and Revenue Anticipation Notes


Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 155,522,211. This expense will be borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: May 29, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: May 29, 2009

* Print the name and title of each signing officer under his or her signature.